Operations - Assets, Liabilities, Statement of Operations and Cash Flows (Details) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Assets and Liabilities of the VIEs and VIE's Subsidiaries
Total assets	$ 1,343,364,000		$ 1,036,944,000
Total liabilities	431,466,000		279,586,000
Results of operations of the VIEs and VIE's subsidiaries
Net revenues	452,574,000	$ 266,175,000
Net income (loss)	120,479,000	32,955,000
Cash flows of the VIE and VIE's subsidiaries
Net decrease in cash and cash equivalents	$ (140,686,000)	(107,498,000)
Weibo Technology | Weibo Technology Interest-free Loans
Contractual Arrangements with the VIE
Term of the loans	10 years
Weibo Technology | Weibo Technology Granted VIE Trademark Licenses
Contractual Arrangements with the VIE
Term of trademark license agreements	1 year
Consolidated VIEs
Assets and Liabilities of the VIEs and VIE's Subsidiaries
Total assets	$ 331,368,000		276,330,000
Total liabilities	360,379,000		308,990,000
Results of operations of the VIEs and VIE's subsidiaries
Net revenues	353,776,000	207,859,000
Net income (loss)	4,528,000	(11,356,000)
Cash flows of the VIE and VIE's subsidiaries
Net decrease in cash and cash equivalents	(22,417,000)	$ (77,377,000)
Contractual Arrangements with the VIE
Asset of VIE can only be used to settle obligations of the VIE and VIE's subsidiaries, except for the registered capital and non-distributable reserve funds of the VIE and VIE's subsidiaries	0		0
Registered capital and non-distributable reserve funds of VIE and its subsidiaries	$ 56,200,000		$ 56,200,000